12. FINANCIAL INSTRUMENTS (Details 14) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Borrowings, financing and debentures
Disclosure of financial liabilities [line items]
Contractual maturities	R$ 29,569,717
Borrowings, financing and debentures | Less than one year
Disclosure of financial liabilities [line items]
Contractual maturities	6,551,764
Borrowings, financing and debentures | From one to two years
Disclosure of financial liabilities [line items]
Contractual maturities	14,812,478
Borrowings, financing and debentures | From two to five years
Disclosure of financial liabilities [line items]
Contractual maturities	4,249,106
Borrowings, financing and debentures | Over five years
Disclosure of financial liabilities [line items]
Contractual maturities	3,956,369
Trade payables
Disclosure of financial liabilities [line items]
Contractual maturities	2,460,774
Trade payables | Less than one year
Disclosure of financial liabilities [line items]
Contractual maturities	2,460,774
Trade payables | From one to two years
Disclosure of financial liabilities [line items]
Contractual maturities
Trade payables | From two to five years
Disclosure of financial liabilities [line items]
Contractual maturities
Trade payables | Over five years
Disclosure of financial liabilities [line items]
Contractual maturities
Dividends and interest on capital
Disclosure of financial liabilities [line items]
Contractual maturities	510,692
Dividends and interest on capital | Less than one year
Disclosure of financial liabilities [line items]
Contractual maturities	510,692
Dividends and interest on capital | From one to two years
Disclosure of financial liabilities [line items]
Contractual maturities
Dividends and interest on capital | From two to five years
Disclosure of financial liabilities [line items]
Contractual maturities
Dividends and interest on capital | Over five years
Disclosure of financial liabilities [line items]
Contractual maturities